Share-Based Compensation	12 Months Ended
Nov. 30, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
NOTE 4—SHARE-BASED COMPENSATION:
The Company recognizes share-based compensation expense for all share-based awards made to employees and directors, including employee stock options, restricted stock awards, restricted stock units, performance-based restricted stock units and employee stock purchase rights, based on estimated fair values.
The Company recorded share-based compensation expense in the Consolidated Statements of Operations for fiscal years 2020, 2019 and 2018 as follows:

	Fiscal Years Ended November 30,
	2020	2019	2018
Total share-based compensation	$17,631	$17,608	$15,026
Tax benefit recorded in the provision for income taxes	(4,355)	(4,367)	(3,952)

Effect on net income	$13,276	$13,241	$11,074

Substantially all of the share-based compensation expense was recorded in “Selling, general and administrative expenses” in the Consolidated Statements of Operations.
Valuation Assumptions
The Company estimates the fair value of share-based payment awards on the measurement date and recognizes as expense over the requisite service period in the Company’s consolidated financial statements.
The Company uses the Black-Scholes valuation model to estimate the fair value of stock options. The Black-Scholes option-pricing model was developed for use in estimating the fair value of short-lived exchange traded options that have no vesting restrictions and are fully transferable. In addition, option-pricing models require the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying stock. The expected stock price volatility assumption was determined using historical volatility of the Company’s common stock.
The fair value of stock awards is determined based on the stock price at the date of grant. For grants that do not accrue dividends or dividend equivalents, the fair value is the stock price reduced by the present value of estimated dividends over the vesting period. For performance-based restricted stock units, the grant-date fair value assumes that the targeted performance goals will be achieved. Over the performance period, the number of awards will be adjusted higher or lower based on the probability of achievement of performance goals.
The Company accounts for expense reductions that result from the forfeiture of unvested awards in the period that the forfeitures occur.

The following assumptions were used in the Black-Scholes valuation model in fiscal years 2019 and 2018:

	Fiscal Years Ended November 30,
	2019	2018
Stock option plan:
Expected life (years)	6.0 - 6.1	6.0
Risk free interest rate	1.59% - 2.62%	3.09%
Expected volatility	32.33% - 33.69%	30.85%
Dividend yield	1.36% - 1.54%	1.84%
The Company did not grant any options during the fiscal year 2020.
A summary of the activities under the SYNNEX Plans is set forth below:

		Options Outstanding
	Shares available for grant	Number of shares	Weighted- average exercise price per share
Balances, November 30, 2019	262	866	$83.10
Restricted stock awards granted	(60)	—	—
Restricted stock units granted	(3)	—	—
Restricted stock cancelled/forfeited (1)	54	—	—
Options exercised	—	(182)	$49.55

Balances, November 30, 2020	252	684	$92.04

(1)	For performance-based restricted stock units, the difference between maximum awards and the actual number of shares issued upon full vesting is included.
Employee Stock Options
The weighted-average grant-date fair values of the stock options granted during fiscal years 2019 and 2018 were $32.76, and $22.96, respectively. As of November 30, 2020, 684 options were outstanding with a weighted-average life of 6.50 years, a weighted-average exercise price of $92.04 per option and an aggregate pre-tax
intrinsic value of $46,669. As of November 30, 2020, 418 options were vested and exercisable with a weighted-average life of 3.42 years, a weighted-average exercise price of $53.41 per share and an aggregate pre-tax
intrinsic value of $30,514.
The cash received from the exercise of options and the intrinsic values of options exercised during fiscal years 2020, 2019 and 2018 were as follows:

	Fiscal Years Ended November 30,
	2020	2019	2018
Intrinsic value of options exercised	$15,746	$3,782	$2,465
Cash received from exercise of options	$9,018	$1,908	$1,561
The Company settles employee stock option exercises with newly issued common shares.
As of November 30, 2020, the unamortized share-based compensation expense related to unvested stock options under the SYNNEX Plans was $7,521 which will be recognized over an estimated weighted-average amortization period of 2.91 years.
Restricted Stock Awards and Restricted Stock Units
A summary of the changes in the Company’s
non-vested
restricted stock awards and stock units during fiscal year 2020 is presented below:

	Number of shares	Weighted-average, grant-date fair value per share
Non-vested as of November 30, 2019	1,051	$103.51
Awards granted	60	97.40
Units granted	3	110.58
Awards and units vested	(291)	104.63
Awards and units cancelled/forfeited (1)	(54)	77.59

Non-vested as of November 30, 2020	768	$102.60

(1)	For performance-based restricted stock units, the difference between maximum awards and the actual number of shares issued upon full vesting is included.

As of November 30, 2020, there was $54,514 of total unamortized share-based compensation expense related to non-vested
restricted stock awards and stock units granted under the SYNNEX Plans. That cost is expected to be recognized over an estimated weighted-average amortization period of 2.94 years.
In connection with its annual employee stock awards for fiscal year 2020, the Company has reserved approximately $9,500 under the SYNNEX Plan to be granted subsequent to completion of the Separation. Similarly, approximately $44,000 was reserved for grants to be made subsequent to completion of the Separation under the Concentrix Incentive Plan.
In connection with the Separation, as required by the SYNNEX Plans, the Company will make certain adjustments to outstanding employee equity awards with the intention of preserving the intrinsic value of the awards prior to the Separation. In accordance with the employee matters agreement each exercisable and non-exercisable
stock option and unvested restricted stock award will be converted into similar awards of both SYNNEX and Concentrix and the exercise price of outstanding stock options will be adjusted to preserve the intrinsic value of the awards. Certain restricted stock units and performance-contingent awards will be adjusted to provide holders restricted stock units and performance contingent awards in the company that employs such employee following the Separation.